Related Party Transactions and Commitments (Table)	12 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Schedule of Components of The Related Party Receivables and Related Party Liabilities
The components of the related party receivables and related party liabilities are as follows:

	June 30,
(in thousands)	2021	2020
Assets:
Accounts receivable	$—	$325
Notes receivable and accrued interest	—	756

Total related party receivables	$—	$1,081

Liabilities:
Accounts payable and accrued liabilities	$—	$1,674
Accrued interest	—	541
Convertible notes	—	10,000

Total related party liabilities	$—	$12,215

The components of the related party revenue and expenses are as follows:

	June 30,
(in thousands)	2021	2020
Revenues:
Warehousing and fulfillment services	$815	$1,200
Storage and bottling of alcoholic beverages	65	649
Sales and marketing fees	1,722	—
Expenses:
Concourse Warehouse lease	344	1,393
Swanson lease	605	703
Z.R.Waverly	77	156
Bottling costs	—	943

Schedule of Future Minimum Lease Payments	The minimum annual payments under our lease agreements are as follows:

Year Ending June 30,	Total
2022	$5,913
2023	5,197
2024	5,240
2025	4,936
2026	5,049
Thereafter	17,046

$43,381

Schedule of Purchase Commitments	Contracts exist with various growers and certain wineries to supply a significant portion of our future grape and wine requirements. Contract amounts are subject to change based upon actual vineyard yields, grape quality, and changes in grape prices. Estimated future minimum grape and bulk wine purchase commitments are as follows:

(in thousands)
Year Ending June 30,
2022	$42,469
2023	17,572
2024	10,061
2025	835
2026	859
Thereafter	531

$72,327